Cover	Dec. 04, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2019
Entity File Number	001-35845
Entity Registrant Name	HUNT COMPANIES FINANCE TRUST, INC.
Entity Central Index Key	0001547546
Entity Tax Identification Number	45-4966519
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	212
Local Phone Number	521-6323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HCFT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false